Evaluation of Subsequent Events (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2015	Dec. 31, 2012
Subsequent Event [Line Items]
Proceeds from Related Party Debt	$ 3,595,000	$ 1,000,000
Proceeds from Issuance or Sale of Equity	2,000,000
Preferred Stock, Shares Issued	3,337,725	0
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.375
Common Stock, Shares, Issued	66,588,600	65,442,735
Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt	298,000
Warrants To Purchase Common Stock			200,000
Proceeds from Issuance or Sale of Equity			100,000
Preferred Stock, Shares Issued			50,000
Preferred Stock, Par or Stated Value Per Share			$ 2.00
Common Stock, Shares, Issued			200,000
Subsequent Event [Member] | Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Conversion Basis			The Preferred Stock will automatically convert into shares of Common Stock determined by dividing the Stated Value by $0.25 per share on February 17, 2015.
Preferred Stock, Dividend Rate, Percentage	6.00%
Subsequent Event [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued			60,000
Payments of Stock Issuance Costs			$ 10,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.375
Warrants Expiration Period			3 years
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued			50,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001